Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Employee Benefit Plan, Tax Status [Line Items]
Tax Status
Tax Status
The Plan obtained
its latest
determination
letter
on
March 17, 2023
, in
which
the
Puerto
Rico
Treasury
Department
determined
and
informed
the
Bank
that
the
Plan
is
designed
in
accordance
with
the
applicable
sections
of
the
PR
Code and,
therefore,
exempt
from income
taxes. Therefore,
no provision
for income
taxes
has been
included
in the
Plan’s financial statements.
The Plan
Administrator and
the Plan’s
tax counsel
believe that
the Plan
is designed,
and is
currently being
operated,
in compliance with the applicable
requirements of the PR
Code and, therefore, believe
that the Plan is
qualified
and is
tax exempt.
Accounting
principles
generally
accepted
in
the
United
States
of
America
require
plan
management
to
evaluate
tax
positions taken
by the
Plan and
recognize a
tax liability
(or asset)
if the
Plan has
taken an
uncertain tax
position that
more likely
than
not would
not be
sustained
upon examination
by federal,
state
and/
or local
taxing
authorities.
The
plan administrator
has analyzed
the tax
positions by
the Plan,
and has
concluded that
as of
December 31,
2025 and
2024, there
are
no
uncertain
positions
taken
or expected
to
be
taken
that
would
require
recognition
of
a
liability (or
asset) or
disclosure in
the financial
statements. The
Plan is
subject to
routine audits
by taxing
jurisdictions; however,
there are currently
no audits for
any tax
periods in progress.
The plan administrator
believes it is
no longer subject
to
income tax examinations for years prior to 2021.